Quarterly Holdings Report
for
Fidelity® Government Income Fund
May 31, 2023
GOV-NPRT3-0723
1.800338.119
U.S. Government and Government Agency Obligations - 63.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.7%
Freddie Mac 4% 11/25/24	18,000	17,635
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,367
5.375% 4/1/56	2,737	3,029
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		23,031
U.S. Treasury Obligations - 62.6%
U.S. Treasury Bonds:
2% 8/15/51	96,662	65,741
2.25% 2/15/52	18,700	13,487
2.375% 2/15/42	353	276
2.5% 2/15/45	141,861	110,164
2.875% 5/15/49	4,458	3,690
3% 2/15/49	95,774	81,138
3.625% 2/15/53	144,364	138,657
3.625% 5/15/53	7,600	7,313
4.75% 2/15/37	55,003	61,535
U.S. Treasury Notes:
0.25% 5/15/24	4,258	4,060
0.25% 7/31/25	11,803	10,819
0.25% 9/30/25	870	795
0.25% 10/31/25	17,700	16,105
0.375% 4/30/25	236,870	219,253
0.625% 10/15/24	25,100	23,700
0.75% 8/31/26	30,000	27,048
0.875% 9/30/26	93,224	84,299
1.125% 10/31/26	47,300	43,030
1.125% 8/31/28	296,216	258,921
1.5% 9/30/24	13,631	13,042
1.5% 10/31/24	24,300	23,207
1.5% 1/31/27	22,230	20,387
1.625% 9/30/26	1,028	953
1.75% 7/31/24	1,720	1,656
2% 8/15/25	9,743	9,271
2.125% 5/15/25	11,929	11,412
2.25% 4/30/24	87,731	85,373
2.25% 12/31/24	6,135	5,907
2.25% 3/31/26	928	884
2.375% 3/31/29	23,000	21,326
2.5% 2/28/26	68,418	65,596
2.5% 3/31/27	46,600	44,261
2.625% 5/31/27	45,180	43,048
2.625% 7/31/29	41,009	38,480
2.75% 2/15/24	28,749	28,240
2.75% 4/30/27	47,200	45,207
2.75% 7/31/27	52,600	50,307
2.75% 5/31/29	18,900	17,876
2.75% 8/15/32	5,691	5,292
2.875% 4/30/29	7,778	7,411
2.875% 5/15/32	34,392	32,354
3% 7/31/24	37,100	36,242
3.125% 11/15/28	8,549	8,270
3.5% 1/31/28	11,100	10,949
3.625% 5/15/26	21,160	20,915
3.625% 3/31/30	28,700	28,552
3.875% 1/15/26	79,800	79,242
3.875% 12/31/27	7,700	7,713
3.875% 11/30/29	2,030	2,045
3.875% 12/31/29	4,802	4,839
4% 12/15/25	23,900	23,804
4.125% 10/31/27	24,500	24,753
4.125% 11/15/32	12,312	12,768
4.25% 12/31/24	50,600	50,230
4.375% 10/31/24	35,300	35,074
4.5% 11/30/24	77,700	77,372
4.625% 2/28/25	18,900	18,911
4.625% 3/15/26	12,750	12,931
TOTAL U.S. TREASURY OBLIGATIONS		2,196,131
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,214
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,413,385)		2,227,376

U.S. Government Agency - Mortgage Securities - 43.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 15.5%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (b)(c)	6	6
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (b)(c)	1	1
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (b)(c)	10	10
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (b)(c)	7	7
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (b)(c)	64	64
12 month U.S. LIBOR + 1.550% 3.715% 5/1/44 (b)(c)	35	36
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (b)(c)	16	16
12 month U.S. LIBOR + 1.550% 3.989% 2/1/44 (b)(c)	23	23
12 month U.S. LIBOR + 1.560% 3.935% 2/1/44 (b)(c)	56	57
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (b)(c)	81	82
12 month U.S. LIBOR + 1.570% 4.157% 4/1/44 (b)(c)	110	111
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (b)(c)	57	58
12 month U.S. LIBOR + 1.580% 4.08% 4/1/44 (b)(c)	38	39
12 month U.S. LIBOR + 1.620% 3.918% 5/1/35 (b)(c)	3	3
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (b)(c)	9	9
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (b)(c)	1	1
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (b)(c)	14	14
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (b)(c)	15	15
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (b)(c)	0	0
12 month U.S. LIBOR + 1.680% 3.982% 7/1/43 (b)(c)	24	25
12 month U.S. LIBOR + 1.700% 4.1% 6/1/42 (b)(c)	53	55
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (b)(c)	142	144
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (b)(c)	27	28
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (b)(c)	4	4
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (b)(c)	28	28
12 month U.S. LIBOR + 1.770% 3.995% 2/1/37 (b)(c)	24	24
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (b)(c)	83	85
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (b)(c)	22	22
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (b)(c)	150	152
12 month U.S. LIBOR + 1.810% 4.05% 7/1/41 (b)(c)	33	34
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (b)(c)	2	2
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	17	18
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (b)(c)	87	89
12 month U.S. LIBOR + 1.820% 4.294% 2/1/35 (b)(c)	4	4
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (b)(c)	14	14
12 month U.S. LIBOR + 1.850% 4.429% 4/1/36 (b)(c)	19	19
12 month U.S. LIBOR + 1.890% 4.392% 8/1/35 (b)(c)	16	17
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (b)(c)	4	4
6 month U.S. LIBOR + 1.470% 4.061% 10/1/33 (b)(c)	15	15
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (b)(c)	3	3
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (b)(c)	12	12
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (b)(c)	18	18
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (b)(c)	27	27
6 month U.S. LIBOR + 1.550% 5.926% 9/1/33 (b)(c)	25	25
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (b)(c)	9	10
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (b)(c)	9	9
6 month U.S. LIBOR + 1.960% 4.434% 9/1/35 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.139% 7/1/36 (b)(c)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (b)(c)	22	22
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.431% 7/1/34 (b)(c)	3	3
1.5% 11/1/40 to 2/1/51	73,070	58,255
2% 2/1/28 to 4/1/52	188,929	163,062
2.5% 1/1/28 to 4/1/52	143,606	125,098
3% 1/1/28 to 2/1/52 (d)(e)	63,846	57,792
3.4% 8/1/42 to 9/1/42	25	23
3.5% 5/1/36 to 3/1/52	59,205	54,519
4% 3/1/36 to 9/1/52	17,780	16,969
4.25% 11/1/41	5	5
4.5% to 4.5% 6/1/24 to 1/1/53	15,611	15,184
5% 7/1/23 to 12/1/52	25,097	25,040
5.274% 8/1/41 (b)	59	60
5.5% 12/1/23 to 2/1/53	17,406	17,416
5.5% 5/1/53	7,119	7,153
6% to 6% 9/1/29 to 7/1/41	1,819	1,879
6.5% 12/1/23 to 8/1/36	466	483
6.682% 2/1/39 (b)	30	31
7% to 7% 11/1/23 to 10/1/32	18	19
7.5% to 7.5% 9/1/25 to 11/1/31	11	11
TOTAL FANNIE MAE		544,482
Freddie Mac - 10.9%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (b)(c)	6	6
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (b)(c)	5	5
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (b)(c)	3	3
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (b)(c)	20	20
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (b)(c)	33	33
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (b)(c)	8	8
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (b)(c)	283	287
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (b)(c)	2	2
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	26	27
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (b)(c)	388	395
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (b)(c)	7	7
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (b)(c)	115	117
12 month U.S. LIBOR + 1.910% 3.95% 6/1/41 (b)(c)	55	57
12 month U.S. LIBOR + 1.910% 4.055% 5/1/41 (b)(c)	55	57
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (b)(c)	17	18
12 month U.S. LIBOR + 1.910% 4.563% 5/1/41 (b)(c)	53	54
12 month U.S. LIBOR + 2.020% 4.93% 4/1/38 (b)(c)	2	2
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (b)(c)	1	2
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (b)(c)	109	111
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (b)(c)	4	4
6 month U.S. LIBOR + 1.120% 3.424% 8/1/37 (b)(c)	2	2
6 month U.S. LIBOR + 1.660% 4.165% 1/1/37 (b)(c)	5	5
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (b)(c)	3	4
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (b)(c)	35	35
6 month U.S. LIBOR + 1.990% 4.435% 10/1/35 (b)(c)	18	18
6 month U.S. LIBOR + 2.010% 6.76% 5/1/37 (b)(c)	3	3
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (b)(c)	7	7
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (b)(c)	14	15
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.907% 6/1/33 (b)(c)	26	27
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.066% 4/1/34 (b)(c)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.809% 6/1/33 (b)(c)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.39% 3/1/35 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (b)(c)	218	225
1.5% 12/1/40 to 3/1/51	41,015	32,358
2% 5/1/35 to 4/1/52	79,526	66,937
2.5% 1/1/28 to 1/1/52	72,675	64,264
3% 6/1/31 to 3/1/52	25,657	23,131
3.5% 3/1/32 to 3/1/52	35,624	33,116
4% 1/1/36 to 2/1/53	30,873	29,492
4% 4/1/48	2	2
4.5% 6/1/25 to 11/1/52 (d)(f)	60,695	58,814
5% 8/1/33 to 12/1/52	29,712	29,539
5.5% 10/1/52 to 3/1/53 (f)	31,887	32,177
5.5% 5/1/53	6,449	6,479
6% 1/1/24 to 12/1/37	66	68
6.5% 5/1/26 to 1/1/53	5,134	5,270
7% 8/1/26 to 9/1/36	23	24
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		383,256
Ginnie Mae - 9.2%
3.5% 11/15/40 to 12/20/49	2,339	2,209
4% 8/15/39 to 5/20/49	8,629	8,347
4.5% 6/20/33 to 6/20/41	1,423	1,413
5.5% 10/15/35 to 9/15/39	42	43
7% to 7% 11/15/27 to 8/15/32	14	14
7.5% to 7.5% 10/15/23 to 1/15/31	4	4
8% 12/15/23 to 12/15/27	0	0
8.5% 8/15/29 to 1/15/31	0	0
2% 11/20/50 to 4/20/51	47,212	40,151
2% 6/1/53 (g)	27,350	23,192
2% 6/1/53 (g)	44,000	37,311
2% 6/1/53 (g)	15,550	13,186
2% 7/1/53 (g)	23,200	19,693
2% 7/1/53 (g)	30,900	26,229
2% 7/1/53 (g)	7,650	6,494
2.5% 7/20/51 to 12/20/51	782	684
2.5% 6/1/53 (g)	21,200	18,514
2.5% 6/1/53 (g)	17,700	15,457
2.5% 6/1/53 (g)	5,700	4,978
2.5% 6/1/53 (g)	5,325	4,650
2.5% 7/1/53 (g)	15,200	13,286
3% 5/15/42 to 2/20/50	949	867
3% 6/1/53 (g)	500	450
3% 6/1/53 (g)	6,575	5,913
3% 6/1/53 (g)	4,000	3,597
3% 6/1/53 (g)	13,650	12,275
3% 6/1/53 (g)	20,550	18,480
3% 6/1/53 (g)	7,150	6,430
3% 6/1/53 (g)	1,325	1,192
3% 7/1/53 (g)	20,700	18,630
4% 6/1/53 (g)	2,250	2,138
5% 9/20/33 to 4/20/48	808	816
5.47% 8/20/59 (b)(h)	1	1
5.5% 6/1/53 (g)	2,500	2,497
5.5% 6/1/53 (g)	1,200	1,199
5.5% 6/1/53 (g)	11,800	11,787
6% 11/20/31 to 5/15/40	1,460	1,512
6.5% 3/20/31 to 8/15/36	7	7
TOTAL GINNIE MAE		323,646
Uniform Mortgage Backed Securities - 7.5%
1.5% 6/1/53 (g)	32,100	25,030
2% 6/1/53 (g)	7,600	6,249
2% 6/1/53 (g)	3,900	3,207
2% 6/1/53 (g)	1,950	1,603
2% 7/1/53 (g)	2,350	1,935
2% 7/1/53 (g)	2,350	1,935
2.5% 6/1/53 (g)	10,100	8,626
3% 6/1/53 (g)	1,100	975
3% 6/1/53 (g)	800	709
3% 6/1/53 (g)	300	266
4% 6/1/53 (g)	15,700	14,832
4% 6/1/53 (g)	9,850	9,305
4% 6/1/53 (g)	7,000	6,613
5% 6/1/38 (g)	2,600	2,593
5% 6/1/38 (g)	5,150	5,137
5% 6/1/38 (g)	6,475	6,459
5% 6/1/38 (g)	3,900	3,890
5% 6/1/38 (g)	2,050	2,045
5% 6/1/38 (g)	1,825	1,820
5% 6/1/53 (g)	30,100	29,645
5.5% 6/1/53 (g)	17,850	17,838
5.5% 6/1/53 (g)	20,950	20,936
5.5% 6/1/53 (g)	26,500	26,482
5.5% 6/1/53 (g)	16,300	16,289
5.5% 7/1/53 (g)	46,800	46,763
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		261,182
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,571,699)		1,512,566

Collateralized Mortgage Obligations - 5.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 5.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.08% 4/25/24 (b)(c)	3	3
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 6.118% 8/25/31 (b)(c)	25	25
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.938% 2/25/32 (b)(c)	1	1
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 6.1113% 3/18/32 (b)(c)	1	1
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 5.7113% 11/18/31 (b)(c)	20	20
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.138% 4/25/32 (b)(c)	10	10
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 6.138% 10/25/32 (b)(c)	1	1
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.888% 1/25/32 (b)(c)	1	1
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.588% 11/25/32 (b)(c)	24	24
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 6.138% 11/25/32 (b)(c)	19	19
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (b)(i)(j)	19	3
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.542% 11/25/36 (b)(i)(j)	14	1
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 6.068% 6/25/36 (b)(c)	1,679	1,688
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	0	0
Series 1996-28 Class PK, 6.5% 7/25/25	0	0
Series 1999-17 Class PG, 6% 4/25/29	5	5
Series 1999-32 Class PL, 6% 7/25/29	6	6
Series 1999-33 Class PK, 6% 7/25/29	5	5
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-70 Class BJ, 5% 7/25/33	31	31
Series 2005-102 Class CO 11/25/35 (k)	4	3
Series 2005-64 Class PX, 5.5% 6/25/35	110	109
Series 2005-68 Class CZ, 5.5% 8/25/35	1,600	1,619
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1912% 8/25/35 (b)(j)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	11	11
Series 2006-12 Class BO 10/25/35 (k)	15	13
Series 2006-15 Class OP 3/25/36 (k)	19	16
Series 2006-37 Class OW 5/25/36 (k)	2	2
Series 2006-45 Class OP 6/25/36 (k)	181	144
Series 2006-62 Class KP 4/25/36 (k)	9	7
Series 2010-118 Class PB, 4.5% 10/25/40	1,703	1,680
Series 2012-149:
Class DA, 1.75% 1/25/43	327	297
Class GA, 1.75% 6/25/42	355	320
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	5	5
Series 2001-20 Class Z, 6% 5/25/31	6	6
Series 2001-31 Class ZC, 6.5% 7/25/31	3	3
Series 2002-16 Class ZD, 6.5% 4/25/32	2	2
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (b)(i)(j)	5	0
Series 2003-117 Class MD, 5% 12/25/23	9	9
Series 2004-52 Class KZ, 5.5% 7/25/34	152	153
Series 2004-91 Class Z, 5% 12/25/34	1,492	1,486
Series 2005-117 Class JN, 4.5% 1/25/36	98	96
Series 2005-14 Class ZB, 5% 3/25/35	460	458
Series 2006-72 Class CY, 6% 8/25/26	333	334
Series 2009-59 Class HB, 5% 8/25/39	707	710
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	6	0
Series 2022-1 Class KA, 3% 5/25/48	2,057	1,873
Series 2022-3 Class N, 2% 10/25/47	16,500	14,284
Series 2022-49 Class TE, 4.5% 12/25/48	15,534	15,162
Series 2022-65 Class GA, 5% 4/25/46	15,535	15,319
Series 2022-7 Class A, 3% 5/25/48	2,927	2,665
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (b)(i)(j)	9	1
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (b)(i)(j)	5	1
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (b)(j)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (b)(i)(j)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	76	77
Series 2005-79 Class ZC, 5.9% 9/25/35	44	44
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.792% 6/25/37 (b)(j)	4	5
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (b)(j)	6	8
Class SB, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (b)(j)	2	2
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (b)(i)(j)	32	3
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (b)(i)(j)	32	2
Class ZA, 4.5% 12/25/40	16	16
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	214	3
Series 2010-150 Class ZC, 4.75% 1/25/41	152	152
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 6.058% 3/25/36 (b)(c)	1,151	1,157
Series 2010-95 Class ZC, 5% 9/25/40	339	341
Series 2011-39 Class ZA, 6% 11/25/32	22	23
Series 2011-4 Class PZ, 5% 2/25/41	47	46
Series 2011-67 Class AI, 4% 7/25/26 (i)	17	0
Series 2011-83 Class DI, 6% 9/25/26 (i)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	63	3
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (b)(i)(j)	4	0
Series 2012-27 Class EZ, 4.25% 3/25/42	2,343	2,265
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (b)(i)(j)	6	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	22	1
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (b)(i)(j)	21	2
Series 2013-51 Class GI, 3% 10/25/32 (i)	24	1
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (b)(i)(j)	26	2
Series 2015-42 Class IL, 6% 6/25/45 (i)	134	23
Series 2015-70 Class JC, 3% 10/25/45	151	142
Series 2016-26 Class CG, 3% 5/25/46	4,953	4,664
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	75	13
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.062% 10/25/47 (b)(i)(j)	614	75
Series 2018-45 Class GI, 4% 6/25/48 (i)	847	165
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	5	1
Series 343 Class 16, 5.5% 5/25/34 (i)	4	1
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	3	1
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	2	0
Class 13, 6% 3/25/34 (i)	3	1
Series 359 Class 19, 6% 7/25/35 (b)(i)	2	0
Series 384 Class 6, 5% 7/25/37 (i)	19	3
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.9074% 1/15/32 (b)(c)	0	0
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (b)(c)	1	1
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 6.1074% 3/15/32 (b)(c)	1	1
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 6.0074% 6/15/31 (b)(c)	1	1
Class FG, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (b)(c)	0	0
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 5.5074% 11/15/32 (b)(c)	7	7
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 5.7074% 2/15/32 (b)(c)	11	11
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 6.0074% 10/15/33 (b)(c)	617	618
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 6.0074% 2/15/33 (b)(c)	409	410
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 5.5074% 3/15/34 (b)(c)	153	151
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 5.3574% 5/15/37 (b)(c)	24	24
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	7	7
Series 2101 Class PD, 6% 11/15/28	3	3
Series 2121 Class MG, 6% 2/15/29	3	3
Series 2131 Class BG, 6% 3/15/29	19	19
Series 2137 Class PG, 6% 3/15/29	3	3
Series 2154 Class PT, 6% 5/15/29	5	5
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	10	10
Series 2682 Class LD, 4.5% 10/15/33	139	136
Series 2693 Class MD, 5.5% 10/15/33	21	21
Series 2802 Class OB, 6% 5/15/34	19	20
Series 2996 Class MK, 5.5% 6/15/35	6	6
Series 3002 Class NE, 5% 7/15/35	21	22
Series 3110 Class OP 9/15/35 (k)	5	5
Series 3119 Class PO 2/15/36 (k)	22	18
Series 3121 Class KO 3/15/36 (k)	4	3
Series 3123 Class LO 3/15/36 (k)	13	10
Series 3145 Class GO 4/15/36 (k)	13	11
Series 3189 Class PD, 6% 7/15/36	20	20
Series 3225 Class EO 10/15/36 (k)	7	5
Series 3258 Class PM, 5.5% 12/15/36	8	8
Series 3415 Class PC, 5% 12/15/37	193	192
Series 3806 Class UP, 4.5% 2/15/41	43	42
Series 3832 Class PE, 5% 3/15/41	86	86
Series 3857 Class ZP, 5% 5/15/41	3,778	3,831
Series 4135 Class AB, 1.75% 6/15/42	263	238
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	5	5
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,930	1,984
Series 2004-2862 Class NE, 5% 9/15/24	4	4
Series 2022-5189 Class DA, 2.5% 5/25/49	1,538	1,334
Series 2022-5190 Class BA, 2.5% 11/25/47	1,487	1,316
Series 2022-5197 Class DA, 2.5% 11/25/47	1,129	999
Series 2022-5198 Class BA, 2.5% 11/25/47	5,622	5,043
Series 2022-5202 Class LB, 2.5% 10/25/47	1,206	1,064
Series 2135 Class JE, 6% 3/15/29	1	1
Series 2145 Class MZ, 6.5% 4/15/29	19	19
Series 2274 Class ZM, 6.5% 1/15/31	2	2
Series 2281 Class ZB, 6% 3/15/30	4	4
Series 2303 Class ZV, 6% 4/15/31	12	12
Series 2357 Class ZB, 6.5% 9/15/31	32	32
Series 2502 Class ZC, 6% 9/15/32	4	4
Series 2519 Class ZD, 5.5% 11/15/32	6	6
Series 2587 Class AD, 4.71% 3/15/33	418	418
Series 2877 Class ZD, 5% 10/15/34	1,813	1,808
Series 2998 Class LY, 5.5% 7/15/25	5	5
Series 3007 Class EW, 5.5% 7/15/25	384	383
Series 3871 Class KB, 5.5% 6/15/41	4,791	4,974
Series 3889 Class DZ, 4% 1/15/41	12,659	12,219
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (b)(i)(j)	7	1
Series 2013-4281 Class AI, 4% 12/15/28 (i)	13	0
Series 2017-4683 Class LM, 3% 5/15/47	192	180
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.0926% 8/15/47 (b)(i)(j)	311	37
Series 2021-5083 Class VA, 1% 8/15/38	18,999	17,659
Series 2933 Class ZM, 5.75% 2/15/35	100	103
Series 2935 Class ZK, 5.5% 2/15/35	78	80
Series 2947 Class XZ, 6% 3/15/35	39	40
Series 2996 Class ZD, 5.5% 6/15/35	66	68
Series 3237 Class C, 5.5% 11/15/36	90	91
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (b)(i)(j)	28	3
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (b)(i)(j)	43	5
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (b)(i)(j)	60	7
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (b)(i)(j)	18	2
Series 3843 Class PZ, 5% 4/15/41	2,886	2,907
Series 3949 Class MK, 4.5% 10/15/34	16	16
Series 4055 Class BI, 3.5% 5/15/31 (i)	21	0
Series 4314 Class AI, 5% 3/15/34 (i)	6	0
Series 4427 Class LI, 3.5% 2/15/34 (i)	70	4
Series 4471 Class PA 4% 12/15/40	75	73
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2	2
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.8477% 2/15/24 (b)(c)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2	2
Series 2056 Class Z, 6% 5/15/28	5	5
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,325	2,241
Series 4386 Class AZ, 4.5% 11/15/40	196	193
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (b)(i)(j)	12	1
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.6484% 7/20/37 (b)(c)	87	86
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.6284% 1/20/38 (b)(c)	87	86
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 6.0084% 8/20/38 (b)(c)	600	602
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 6.0484% 9/20/38 (b)(c)	440	442
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.7054% 11/16/39 (b)(c)	423	419
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.6354% 12/16/39 (b)(c)	69	69
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.5677% 3/20/60 (b)(c)(h)	121	120
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (b)(c)(h)	972	963
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (b)(c)(h)	1,095	1,085
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (b)(c)(h)	850	842
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (b)(c)(h)	464	460
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 12/20/60 (b)(c)(h)	427	425
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 2/20/61 (b)(c)(h)	373	371
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.3477% 2/20/61 (b)(c)(h)	525	521
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (b)(c)(h)	383	380
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (b)(c)(h)	595	592
Class FC, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (b)(c)(h)	445	442
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.3877% 6/20/61 (b)(c)(h)	500	497
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 5.4077% 9/20/61 (b)(c)(h)	2,382	2,369
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 10/20/61 (b)(c)(h)	1,745	1,737
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 5.5484% 8/20/42 (b)(c)	93	91
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 11/20/61 (b)(c)(h)	1,669	1,663
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 1/20/62 (b)(c)(h)	849	846
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 1/20/62 (b)(c)(h)	1,498	1,491
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 3/20/62 (b)(c)(h)	717	712
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (b)(c)(h)	18	17
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 5.4577% 8/20/63 (b)(c)(h)	127	126
Class FD, 1 month U.S. LIBOR + 0.600% 5.4577% 8/20/63 (b)(c)(h)	260	260
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 5.5077% 12/20/63 (b)(c)(h)	9,145	9,117
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 1/20/64 (b)(c)(h)	1,819	1,810
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.4577% 12/20/63 (b)(c)(h)	174	173
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.3577% 6/20/64 (b)(c)(h)	132	131
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.7397% 3/20/65 (b)(c)(h)	18	18
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9101% 5/20/63 (b)(c)(h)	30	30
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9322% 4/20/63 (b)(c)(h)	40	39
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5948% 12/20/62 (b)(c)(h)	42	41
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (b)(j)	122	101
Series 2010-31 Class BP, 5% 3/20/40	4,227	4,212
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	34	2
Series 2011-68 Class EC, 3.5% 4/20/41	51	49
Series 2016-69 Class WA, 3% 2/20/46	99	91
Series 2017-134 Class BA, 2.5% 11/20/46	370	334
Series 2017-153 Class GA, 3% 9/20/47	264	240
Series 2017-182 Class KA, 3% 10/20/47	206	187
Series 2018-13 Class Q, 3% 4/20/47	262	242
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	33	33
Series 2010-160 Class DY, 4% 12/20/40	250	244
Series 2010-170 Class B, 4% 12/20/40	55	54
Series 2011-69 Class GX, 4.5% 5/16/40	2,593	2,560
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	1,317	1,294
Series 2017-139 Class BA, 3% 9/20/47	3,658	3,317
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	1,038	998
Series 2004-22 Class M1, 5.5% 4/20/34	800	847
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (b)(i)(j)	7	1
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0946% 8/17/34 (b)(i)(j)	7	1
Series 2010-116 Class QB, 4% 9/16/40	19	19
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 0.8446% 2/16/40 (b)(i)(j)	45	3
Series 2010-169 Class Z, 4.5% 12/20/40	4,025	3,761
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 5/20/60 (b)(c)(h)	67	67
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	124	120
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(h)	60	59
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9516% 7/20/41 (b)(i)(j)	23	2
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (b)(i)(j)	26	3
Series 2013-149 Class MA, 2.5% 5/20/40	183	175
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	0	0
Series 2013-H08 Class MA, 3% 3/20/63 (h)	7	6
Series 2014-2 Class BA, 3% 1/20/44	496	452
Series 2014-21 Class HA, 3% 2/20/44	184	168
Series 2014-25 Class HC, 3% 2/20/44	314	286
Series 2014-5 Class A, 3% 1/20/44	271	247
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	3	2
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(h)	148	141
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.08% 5/20/66 (b)(c)(h)	5,114	5,097
Series 2017-186 Class HK, 3% 11/16/45	269	245
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (b)(c)(h)	5,932	5,900
Series 2090-118 Class XZ, 5% 12/20/39	9,846	9,917

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $206,632)		199,732

Commercial Mortgage Securities - 2.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	10,774	10,443
Series 2015-K049 Class A2, 3.01% 7/25/25	306	296
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	12,319	11,972
Series 2015-K051 Class A2, 3.308% 9/25/25	484	470
Series 2016-K052 Class A2, 3.151% 11/25/25	13,881	13,423
Series 2017-K729 Class A2, 3.136% 10/25/24	7,600	7,387
Series 2021-K136 Class A2, 2.127% 11/25/31	2,490	2,099
Series 2022-150 Class A2, 3.71% 9/25/32	2,200	2,090
Series 2017-K727 Class A2, 2.946% 7/25/24	14,052	13,688
Series 2022 K748 Class A2, 2.26% 1/25/29	1,587	1,426
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	7,967	7,697
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,768)		70,991

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $4,948)	4,828	4,837

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (l) (Cost $25,821)	25,817,557	25,823

TOTAL INVESTMENT IN SECURITIES - 115.2% (Cost $4,294,253)	4,041,325
NET OTHER ASSETS (LIABILITIES) - (15.2)%	(534,348)
NET ASSETS - 100.0%	3,506,977

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/53	(23,200)	(19,673)
2% 6/1/53	(30,900)	(26,202)
2% 6/1/53	(7,650)	(6,487)
2.5% 6/1/53	(15,200)	(13,274)
3% 6/1/53	(20,700)	(18,615)

TOTAL GINNIE MAE		(84,251)

Uniform Mortgage Backed Securities
2% 6/1/53	(13,450)	(11,059)
2% 6/1/53	(2,350)	(1,932)
2% 6/1/53	(2,350)	(1,932)
2.5% 6/1/53	(10,100)	(8,626)
3% 6/1/53	(2,200)	(1,949)
3.5% 6/1/53	(4,700)	(4,312)
3.5% 6/1/53	(7,900)	(7,248)
3.5% 6/1/53	(2,400)	(2,202)
4% 6/1/53	(15,900)	(15,021)
4% 6/1/53	(9,300)	(8,786)
4% 6/1/53	(7,350)	(6,943)
4.5% 6/1/53	(19,300)	(18,674)
4.5% 6/1/53	(6,000)	(5,805)
5.5% 6/1/53	(13,800)	(13,791)
5.5% 6/1/53	(1,750)	(1,749)
5.5% 6/1/53	(850)	(849)
5.5% 6/1/53	(46,800)	(46,769)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(157,647)

TOTAL TBA SALE COMMITMENTS (Proceeds $242,135)		(241,898)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	858	Sep 2023	176,601	(290)	(290)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	125	Sep 2023	13,635	(14)	(14)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	188	Sep 2023	24,129	252	252
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Sep 2023	411	7	7

TOTAL PURCHASED					(45)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	78	Sep 2023	8,929	(17)	(17)

TOTAL FUTURES CONTRACTS					(62)
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	9,024	180	0	180
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2033	5,905	137	0	137
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2053	1,230	11	0	11
TOTAL INTEREST RATE SWAPS							328	0	328

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,620,000.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $770,000.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,804,000.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	529,585	850,161	1,353,923	8,843	-	-	25,823	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	80,585	683,442	764,027	125	-	-	-	0.0%
Total	610,170	1,533,603	2,117,950	8,968	-	-	25,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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